Restructuring (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In April 2023, in light of current market conditions, the Board of Directors took steps to extend the Company's cash runway by pausing further development of SEL-302 for the treatment of MMA, and conducting a targeted headcount reduction. On August 17, 2023, the Company announced additional steps to extend cash runway and maximize value for stockholders by continuing to prioritize development of SEL-212 and support of its collaboration with Astellas for Xork, and pausing further development of all of the Company’s other clinical and preclinical product candidates that it was no longer actively advancing.
As a result of these measures, the Company implemented a restructuring plan resulting in an approximate 79% reduction of the Company's existing headcount by March 31, 2024. The Company recognized restructuring expenses consisting of one-time cash severance payments and other employee-related costs of $6.4 million for the year ended December 31, 2023 with $5.6 million and $0.8 million recorded to research and development and general and administrative operating expense categories, respectively, on its consolidated statements of operations and comprehensive income (loss) based on each employee's role. Cash payments for employee related restructuring charges of $2.5 million were paid as of December 31, 2023.
For the three months ended March 31, 2024, the Company recorded restructuring expenses consisting of one-time cash severance payments and other employee-related costs of $0.3 million, with $0.2 million and $0.1 million recorded to research and development and general and administrative operating expense categories, respectively, on its consolidated statements of operations and comprehensive income (loss) based on each employee's role. Cash payments for employee related restructuring charges of $3.3 million were paid during the three months ended March 31, 2024.
The following table summarizes the change in the Company's accrued restructuring balance (in thousands):

	Beginning Balance December 31, 2023	Charges	Payments	Ending Balance March 31, 2024
Severance liability	$3,896	$292	$(3,320)	$868
Restructuring
In April 2023, in light of current market conditions, the Board of Directors, took steps to extend the Company's cash runway by pausing further development of SEL-302 for the treatment of MMA, and conducting a targeted headcount reduction. On August 17, 2023, the Company announced additional steps to extend cash runway and maximize value for stockholders by continuing to prioritize development of SEL-212 and support of its collaboration with Astellas for Xork, and pausing further development of all of the Company’s other clinical and preclinical product candidates that it was no longer actively advancing.
As a result of these measures, the Company implemented a restructuring plan resulting in an approximate 79% reduction of the Company's existing headcount by December 31, 2023. The Company recognized restructuring expenses consisting of one-time cash severance payments and other employee-related costs of $6.4 million during the year ended December 31, 2023. Cash payments for employee related restructuring charges of $2.5 million were paid as of December 31, 2023. The Company recorded $5.6 million and $0.8 million based on each employee's role to research and development and general and administrative operating expense categories, respectively, on its consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2023.
The following table summarizes the change in the Company's accrued restructuring balance (in thousands):

	Beginning Balance December 31, 2022	Charges	Payments	Ending Balance December 31, 2023
Severance liability	$—	$6,431	$2,535	$3,896